NOTE 4: TAXES RECEIVABLE	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
NOTE 4: TAXES RECEIVABLE	NOTE 4: TAXES RECEIVABLE Taxes receivable consists of the following:
	November 30, 2017	December 31, 2016
VAT recoverable	$259,223	$438,749
Tax recoverable	100,018	225,967
	$359,241	$664,716